Cover	Nov. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2021
Entity File Number	001-39932
Entity Registrant Name	Bridgetown 2 Holdings Limited
Entity Central Index Key	0001831236
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o 38/F Champion Tower
Entity Address, Address Line Two	3 Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	2514 8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	BTNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false